SCHEDULE OF FINANCE EXPENSES (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Notes and other explanatory information [abstract]
Bank loan		$ 20,764	$ 19,560	$ 19,427
Third party loan		4,266	9,719	2,014
Convertible loans		25,753	95,000	94,966
Lease liabilities (Note 13)		499	896	1,289
Total	$ 38,871	$ 51,282	$ 125,175	$ 117,696